UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Ms. Megan Kennedy
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5205

Date of fiscal year end:	10/31/08

Date of reporting period:	7/31/08

Item 1 – Schedule of Investments

Portfolio of Investments

As of July 31, 2008 (unaudited)

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 96.5%
Common Stocks- 96.5%
Consumer Discretionary- 8.2%
477,500	Billabong International Limited	$4,586,072
1,976,000	Fairfax Media Limited	5,116,664
838,200	TABCORP Holdings Limited	6,850,696
2,220,000	Tattersall’s Limited	5,142,276

		21,695,708

Consumer Staples- 15.8%
2,848,773	Goodman Fielder Limited	3,513,957
970,000	Lion Nathan Limited	8,064,914
1,830,500	Metcash Limited	6,877,173
345,200	Wesfarmers Limited	11,178,159
508,580	Woolworths Limited	12,067,773

		41,701,976

Energy- 4.4%
230,000	Woodside Petroleum Limited	11,651,381

Financials- 25.1%
750,000	Australia & New Zealand Banking Group Limited	11,475,773
218,500	Australian Stock Exchange Limited	7,118,604
564,500	AXA Asia Pacific Holdings Limited	2,391,904
238,500	Bendigo Bank Limited	2,425,378
272,000	Commonwealth Bank of Australia	10,180,599
875,300	QBE Insurance Group Limited	18,618,319
707,500	Westpac Banking Corporation Limited	14,356,250

		66,566,827

Health Care Equipment & Services- 1.1%
313,000	Ramsay Health Care Limited	2,829,325

Industrials- 5.4%
397,000	Bradken Limited	3,364,343
158,750	Leighton Holdings Limited	6,352,870
667,500	Toll Holdings Limited	4,135,657
667,500	Virgin Blue Holdings Limited	496,530

		14,349,400

Information Technology- 1.1%
367,000	Computershare Limited	3,023,719

Materials- 25.8%
931,000	BHP Billiton Limited	34,811,030
30,800	Incitec Pivot Limited	4,756,219
210,000	Orica Limited	4,721,945
203,700	Rio Tinto Limited	24,052,259

		68,341,453

Property- 3.6%
625,500	Westfield Group Limited	9,529,566

Telecommunication Services- 1.3%
517,000	Singapore Telecommunications Limited	1,358,195
756,000	Telecom Corporation of New Zealand Limited	2,085,723

		3,443,918

Utilities- 4.7%
676,500	AGL Energy Limited	8,510,235
3,630,000	SP Ausnet	3,896,537

		12,406,772

Total Long Term Investments- 96.5% (cost $165,166,948)		255,540,045

Total Investments- 96.5% (cost $165,166,948)		255,540,045
Other assets in excess of liabilities - 3.5%		9,166,397

Net Assets- 100.0%		$264,706,442

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2008 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$165,166,948	$102,177,565	$11,804,468	$90,373,097

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Registrant as unrealized appreciation or depreciation. When the Forward Contract is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These instruments may involve market risk and credit risk. These risks arise from unanticipated movements in the value of the foreign currencies involved in the transaction and from the potential inability of counterparties to meet the terms of their contracts.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Registrant may be delayed or limited.

Foreign Currency Translation:

Australian dollar (“A$”) amounts are translated into United States dollars (“US$”) on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Registrant’s books and the US$ equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the US$.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Vincent Esposito
Vincent Esposito,

President of Aberdeen Australia Equity Fund, Inc.

Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent Esposito
Vincent Esposito,
President of Aberdeen Australia Equity Fund, Inc.

Date: September 25, 2008

By:	/s/ Megan Kennedy
Megan Kennedy,
Treasurer of Aberdeen Australia Equity Fund, Inc.

Date: September 25, 2008